Document and Entity Information	Feb. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001467623
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Registrant Name	DROPBOX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38434
Entity Tax Identification Number	26-0138832
Entity Address, Address Line One	1800 Owens St.
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	(415)
Local Phone Number	857-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	DBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false